John Hancock Funds II

Supplement dated October 21, 2010

to the Prospectus dated December 31, 2009

Strategic Bond Fund

Effective October 21, 2010 the fund is closed to new investments.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.